Earnings Per Common Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Basic earnings per common share:
Net income attributable to common stockholders	$ 2,793	$ 2,793
Weighted-average shares outstanding	12,778	12,778
Basic earnings per share (in dollars per shares)	$ 0.22	$ 0.22
Diluted earnings per common share:
Net income	2,793	2,793
Effect of net income attributable to noncontrolling interest, net of tax	13,813
Diluted net income attributable to common stockholders	$ 16,606
Weighted-average common stock outstanding	12,778	12,778
Dilutive potential exchangeable PennyMac Class A common units to common shares	64,380
Dilutive potential common stock issuable under stock-based compensation plans (in shares)	5
Diluted weighted-average common shares outstanding	77,163	77,163
Diluted earnings per share (in dollars per share)	$ 0.22	$ 0.22